COMMITMENTS (Schedule of Future Capacities Owed for Right of Use Agreements) (Details) ₪ in Millions	Dec. 31, 2019 ILS (₪)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	₪ 582
2021 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	51
2019 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	49
2022 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	47
2023 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Commitments to pay for rights of use	₪ 6